1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Use of Estimates:

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary materially from these estimates.